Taxes on Income (Details) - Schedule of taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxes on income [Abstract]
Current	$ 11,866	$ 7,543	$ 14,733
Deferred	(1,902)	(502)	(6,123)
Taxes on income	9,964	7,041	8,610
Domestic (Israel)	9,086	3,695	3,639
Foreign	878	3,346	4,971
Taxes on income	$ 9,964	$ 7,041	$ 8,610